Taxes (Details) - Schedule of Income Before Provision for Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of income(loss) before provision for income taxes [Line Items]
Total income before income taxes	$ 287,640	$ 224,491
Cayman Islands [Member]
Schedule of income(loss) before provision for income taxes [Line Items]
Income tax provision	193,068
PRC [Member]
Schedule of income(loss) before provision for income taxes [Line Items]
Income tax provision	1,274,683	1,061,744
US [Member]
Schedule of income(loss) before provision for income taxes [Line Items]
Income tax provision	$ (1,180,111)	$ (837,253)